Related Party Transactions	12 Months Ended
Jul. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended July 31, 2025 and 2024, or recorded balances as of July 31, 2025 and 2024:

Name	Relationship with the Company
Mr. Jun Liu*	The former Chief Executive Officer of the Company
Huaya	Wholly owned by Mr. Pishan Chi, the former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd.	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”)	Wholly owned by Mr. Jun Liu

*	On January 22, 2025, Mr. Jun Liu resigned from his position as the Chief Executive Officer, director and Chairman of the board of directors of the Company, effective immediately. In accordance with applicable accounting standards (ASC 850), he and the companies owned by him were no longer considered as related parties.

2)	Transactions with related parties

	As of July 31,
	2025	2024	2023
Provision of consulting services to related parties
Asia International Securities Exchange Co., Ltd.	$-	$200,000	1,300,000
	$-	$200,000	$1,300,000

In June 2022, the Company entered into an office lease agreement (“Lease Agreement”) with Zachary Group. Pursuant to the agreement, the Company would lease the office space for a lease term of 5 years, matured in May 2027. The monthly rental fee was $20,000, payable on a monthly basis. On March 1, 2024, the Company and Zachary Group modified the lease agreement to reduce the lease term and office space. The modified agreement was for a lease term of 2 years through February 2026, and monthly rental fee was $3,000, payable on a monthly basis. On November 30, 2024, the Company entered into an agreement with Zachary Group and agreed that the Lease Agreement would be terminated effective November 1, 2024. For the year ended July 31, 2025 and 2024, the Company recorded rental expenses of $12,000 and $95,000, respectively.

For the year ended July 31, 2025, the Company extended a loan of $93,013 to Mr. Jun Liu and subsequently collected loan of same amount from him.

3)	Balances with related parties

As of July 31, 2025 and 2024, the balances due from related parties were as follows:

	As of July 31,
	2025	2024
Accounts receivable:
Asia International Securities Exchange Co., Ltd.	$-	$200,000
	$-	$200,000

Other receivable:
Asia International Securities Exchange Co., Ltd. (a)	$-	$900,000
	$-	$900,000

(a)	The balance due from Asia International Securities Exchange Co., Ltd. represented a prepayment for security purchase. However the transaction was subsequently cancelled. The Company fully collected the prepayments.